Share based compensation expenses (Tables)	12 Months Ended
Dec. 31, 2018
Share based compensation expenses
Schedule of activities of the total restricted ordinary shares

		Weighted-
		Average
	Number of	Grant Date
	shares	Fair Value (in US$)
Unvested at January 1, 2016	10,772,744
Granted	400,000	1.79
Vested	(3,650,143)
Unvested at December 31, 2016	7,522,601
Unvested at January 1, 2017	7,522,601
Granted	—	—
Vested	(3,426,143)
Unvested at December 31, 2017	4,096,458
Unvested at January 1, 2018	4,096,458
Granted	—	—
Vested	(1,987,648)
Forfeited	(540,810)
Unvested at December 31, 2018	1,568,000

Schedule of estimated fair value of each option grant

For the year ended December 31, 2018
Expected volatility	37.6%
Risk-free interest rate (per annum)	2.7%~2.89%
Expected dividend yield	—
Expected term (in years)	10
Fair value of the underlying shares on the date of option grants (US$)	1.2785~1.4506

Schedule of activities of the service-based share options granted to the employees of the predecessor operations of Pintec Business

			Weighted Average
		Weighted-Average	Remaining	Aggregate
	Options	Grant-Date	Contractual	Intrinsic
	Outstanding	Fair Value	Life	Value
		US$	(In years)	(RMB in thousands)
Outstanding as of December 31, 2017	—	—	—	—
Granted	17,747,500	1.2964	10	154,775
Exercised	—	—	—	—
Forfeited	(235,936)	1.2785	—	—

Outstanding as of December 31, 2018	17,511,564	1.2968	8.47	153,999

Expected to vest as of December 31, 2018	17,511,564	1.2968	8.47	153,999

Jimu Parent
Share based compensation expenses
Schedule of estimated fair value of each option grant

2017 and 2018
Expected volatility	34.6%~40.2%
Risk-free interest rate (per annum)	2.02%~3.02%
Exercise multiples	2.2~2.8
Expected dividend yield	0.00%
Expected term (in years)	10
Fair value of the underlying shares on the date of option grants (US$)	0.45~2.70

Schedule of activities of the service-based share options granted to the employees of the predecessor operations of Pintec Business

			Weighted Average
		Weighted	Remaining
		Average	Contractual	Average
	Options	Exercise Price	Life	Intrinsic Value
	Outstanding	US$	(In years)	(RMB in thousands)
Outstanding as of December 31, 2016	11,612,548	0.82	9.00	2,274
Granted	4,627,563	1.00
Exercised	—	—
Forfeited	(353,069)	1.00
Outstanding as of December 31, 2016	15,887,042	0.87	8.63	26,538
Outstanding as of January 1, 2017	15,887,042	0.87	8.63	26,538
Granted	520,000	1.00
Exercised	—	—
Forfeited	(204,150)	1.00
Outstanding as of December 31, 2017	16,202,892	0.87	7.75	27,998
Outstanding as of January 1, 2018	16,202,892	0.87	7.75	27,998
Granted	—
Exercised	—
Forfeited	(333,780)	1.00
Outstanding as of December 31, 2018	15,869,112	0.87	6.46	27,885
Vested and expected to vest as of December 31, 2016	15,887,042	0.87	8.63	26,538
Exercisable as of December 31, 2016	5,627,542	0.74	8.63	2,755
Vested and expected to vest as of December 31, 2017	16,202,892	0.87	7.75	27,998
Exercisable as of December 31, 2017	9,219,980	0.79	7.75	8,824
Vested and expected to vest as of December 31, 2018	15,869,112	0.87	6.46	27,885
Exercisable as of December 31, 2018	12,121,038	0.81	6.46	16,353